As filed with the Securities and Exchange Commission on October 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1. Schedule of Investments.

STEPHENS MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at August 31, 2011 (UNAUDITED)

Shares		Value
	COMMON STOCKS: 98.9%
	Aerospace & Defense: 2.5%
10,450	BE Aerospace, Inc.*	$363,973
2,695	Precision Castparts Corp.	441,576
		805,549
	Air Freight & Logistics: 0.3%
2,300	Expeditors International of Washington, Inc.	104,650

	Auto Components: 1.0%
13,350	LKQ Corp.*	341,760

	Beverages: 2.1%
4,487	Brown-Forman Corp. - Class B	321,942
4,350	Hansen Natural Corp.*	371,142
		693,084
	Biotechnology: 1.7%
3,050	Alexion Pharmaceuticals, Inc.*	176,732
17,600	QIAGEN NV*	271,744
2,200	United Therapeutics Corp.*	94,930
		543,406
	Capital Markets: 1.8%
4,730	Affiliated Managers Group, Inc.*	412,267
6,250	Lazard Ltd.	182,312
		594,579
	Chemicals: 1.7%
6,000	Airgas, Inc.	389,280
2,650	Polypore International, Inc.*	163,425
		552,705
	Commercial Banks: 0.8%
15,400	East West Bancorp, Inc.	257,026

	Commercial Services & Supplies: 3.1%
5,600	Portfolio Recovery Associates, Inc.*	409,528
6,600	Stericycle, Inc.*	578,886
		988,414
	Communications Equipment: 1.7%
7,750	Aruba Networks, Inc.*	165,307
3,700	F5 Networks, Inc.*	301,994
3,350	Riverbed Technology, Inc.*	83,013
		550,314
	Computers & Peripherals: 0.7%
5,850	NetApp, Inc.*	220,077

	Consumer Finance: 1.3%
12,200	EZCORP, Inc.*	409,310

	Diversified Financial Services: 1.0%
2,800	IntercontinentalExchange, Inc.*	330,260

	Electrical Equipment: 0.9%
3,700	Roper Industries, Inc.	284,715

	Electronic Equipment & Instruments: 3.0%
5,600	Dolby Laboratories, Inc.*	188,160
1,800	IPG Photonics Corp.*	104,364
4,200	Itron, Inc.*	167,244
11,855	National Instruments Corp.	301,473
5,360	Trimble Navigation Ltd.*	199,070
		960,311
	Energy Equipment & Services: 6.9%
1,150	CARBO Ceramics, Inc.	184,173
5,600	Core Laboratories NV	624,848
4,700	Dril-Quip, Inc.*	304,090
6,400	Ensco PLC - ADR	308,864
6,730	FMC Technologies, Inc.*	299,216
5,750	Nabors Industries Ltd.*	106,030
9,050	Oceaneering International, Inc.	386,344
		2,213,565
	Food & Staples Retailing: 1.5%
7,400	Whole Foods Market, Inc.	488,622

	Health Care Equipment & Supplies: 7.0%
6,885	Gen-Probe, Inc.*	412,893
20,348	Hologic, Inc.*	338,591
4,350	IDEXX Laboratories, Inc.*	347,043
7,900	Illumina, Inc.*	411,590
14,000	ResMed, Inc.*	433,580
2,350	Sirona Dental Systems, Inc.*	109,651
3,800	Varian Medical Systems, Inc.*	216,448
		2,269,796
	Health Care Providers & Services: 3.7%
10,190	Cerner Corp.*	672,133
4,345	Henry Schein, Inc.*	286,379
12,230	VCA Antech, Inc.*	226,377
		1,184,889
	Health Care Technology: 2.1%
15,400	Allscripts Healthcare Solutions, Inc.*	276,507
7,250	SXC Health Solutions Corp.*	396,503
		673,010
	Hotels, Restaurants & Leisure: 2.5%
1,150	Chipotle Mexican Grill, Inc.*	360,376
3,800	Panera Bread Co. - Class A*	437,570
		797,946
	Household Durables: 1.3%
7,250	Tempur-Pedic International, Inc.*	422,240

	Insurance: 1.0%
10,830	HCC Insurance Holdings, Inc.	316,669

	Internet & Catalog Retail: 1.1%
650	Netflix, Inc.*	152,756
7,000	VistaPrint Ltd.*	206,010
		358,766
	Internet Software & Services: 2.8%
9,050	Akamai Technologies, Inc.*	198,557
4,450	Mercadolibre, Inc.	299,841
13,450	VeriSign, Inc.	418,968
		917,366
	IT Services: 5.2%
4,100	Alliance Data Systems Corp.*	382,981
3,560	Cognizant Technology Solutions Corp. - Class A*	225,882
7,505	Global Payments, Inc.	343,954
15,595	Iron Mountain, Inc.	507,461
3,800	Teradata Corp.*	198,968
		1,659,246
	Life Sciences Tools & Services: 2.2%
6,380	Covance, Inc.*	316,193
5,850	Life Technologies Corp.*	245,700
2,000	Waters Corp.*	159,740
		721,633
	Machinery: 2.5%
5,350	AGCO Corp.*	229,194
4,100	Pall Corp.	209,633
3,850	Valmont Industries, Inc.	356,241
		795,068
	Media: 1.7%
10,050	Discovery Communications, Inc.*	397,076
8,827	IMAX Corp.*	154,737
		551,813
	Medical Devices: 1.2%
1,005	Intuitive Surgical, Inc.*	383,257

	Metals & Mining: 0.5%
2,800	Molycorp, Inc.*	158,256

	Multiline Retail: 0.7%
3,950	Family Dollar Stores, Inc.	210,891

	Oil, Gas & Consumable Fuels: 3.5%
7,530	Newfield Exploration Co.*	384,406
4,100	Range Resources Corp.	265,516
5,860	Southwestern Energy Co.*	222,387
5,250	Whiting Petroleum Corp.*	247,327
		1,119,636
	Pharmaceuticals: 0.9%
2,905	Shire PLC - ADR	282,076

	Professional Services: 2.3%
4,600	IHS, Inc.*	356,914
10,800	Verisk Analytics, Inc. - Class A*	376,272
		733,186

	Road & Rail: 0.8%
6,600	J.B. Hunt Transport Services, Inc.	265,254

	Semiconductors & Semiconductor Equipment: 5.3%
16,065	ARM Holdings PLC - ADR	443,073
10,911	ASML Holding NV - ADR	384,831
27,900	Atmel Corp.*	254,169
6,500	Cree, Inc.*	210,795
12,230	Microchip Technology, Inc.	401,388
		1,694,256
	Software: 9.0%
42,270	Activision Blizzard, Inc.	500,477
5,100	Ansys, Inc.*	275,298
3,100	Check Point Software Technologies Ltd.*	168,764
3,800	FactSet Research Systems, Inc.	334,020
11,950	Fortinet, Inc.*	228,603
6,100	MICROS Systems, Inc.*	290,726
15,050	Nuance Communications, Inc.*	279,328
11,190	Red Hat, Inc.*	442,453
2,805	Salesforce.com, Inc.*	361,144
		2,880,813
	Specialty Retail: 7.9%
13,350	CarMax, Inc.*	375,269
1,600	Lululemon Athletica, Inc.*	87,568
5,350	O'Reilly Automotive, Inc.*	347,108
6,100	Ross Stores, Inc.	466,803
6,000	The TJX Companies, Inc.	327,720
4,350	Tractor Supply Co.	266,959
5,500	Ulta Salon, Cosmetics & Fragrance, Inc.*	324,940
850	Under Armour, Inc.*	60,231
10,600	Urban Outfitters, Inc.*	277,455
		2,534,053
	Trading Companies & Distributors: 1.7%
5,610	Fastenal Co.	187,823
5,980	MSC Industrial Direct Co., Inc. - Class A	368,786
		556,609
	TOTAL COMMON STOCKS
	(Cost $28,706,359)	31,825,076

	SHORT-TERM INVESTMENT: 1.5%
	Money Market Fund: 1.5%
470,195	Invesco Liquid Assets Portfolio - Institutional Class, 0.06%1	470,195

	TOTAL SHORT-TERM INVESTMENT
	(Cost $470,195)	470,195

	TOTAL INVESTMENTS IN SECURITIES: 100.4%
	(Cost $29,176,554)	32,295,271
	Liabilities in Excess of Other Assets: (0.4)%	(126,966)
	TOTAL NET ASSETS: 100.0%	$32,168,305

*	Non-income producing security.
ADR	American Depository Receipt
1	7-day yield as of August 31, 2011.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows+:

Cost of investments	$29,211,278
Gross unrealized appreciation	4,878,691
Gross unrealized depreciation	(1,794,698)
Net unrealized appreciation	$3,083,993

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Stephens Mid Cap Growth Fund

Summary of Fair Value Exposure at August 31, 2011 (Unaudited)

Stephens Mid Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stocks^	$31,825,076	$-	$-	$31,825,076
Short-Term Investment	470,195	-	-	470,195
Total Investments in Securities	$32,295,271	$-	$-	$32,295,271
^ See Schedule of Investments for industry breakout.

STEPHENS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at August 31, 2011 (UNAUDITED)

Shares		Value
	COMMON STOCKS: 96.9%
	Aerospace & Defense: 0.6%
17,600	Ceradyne, Inc.*	$551,936

	Auto Components: 1.1%
38,400	LKQ Corp.*	983,040

	Biotechnology: 3.0%
15,800	BioMarin Pharmaceutical, Inc.*	467,443
30,000	Cepheid, Inc.*	1,087,800
16,600	Cubist Pharmaceuticals, Inc.*	575,854
28,800	Myriad Genetics, Inc.*	571,104
		2,702,201
	Capital Markets: 0.6%
18,950	Stifel Financial Corp.*	570,016

	Chemicals: 0.8%
12,200	Polypore International, Inc.*	752,374

	Commercial Banks: 1.5%
36,000	East West Bancorp, Inc.	600,840
15,900	SVB Financial Group*	732,672
		1,333,512
	Commercial Services & Supplies: 6.7%
24,332	Advisory Board Co.*	1,512,964
12,200	Clean Harbors, Inc.*	657,214
19,235	CoStar Group, Inc.*	984,447
66,700	Darling International, Inc.*	1,123,895
20,000	Portfolio Recovery Associates, Inc.*	1,462,600
21,300	Tetra Tech, Inc.*	424,083
		6,165,203
	Communications Equipment: 1.1%
31,400	Aruba Networks, Inc.*	669,762
15,900	DG FastChannel, Inc.*	348,210
		1,017,972
	Computers & Peripherals: 1.4%
16,100	Netgear, Inc.*	447,741
24,100	QLogic Corp.*	336,677
20,300	Stratasys, Inc.*	469,742
		1,254,160
	Consumer Finance: 3.6%
16,857	Cardtronics, Inc.*	417,380
43,315	EZCORP, Inc.*	1,453,218
31,000	First Cash Financial Services, Inc.*	1,448,010
		3,318,608
	Consumer Services: 0.8%
17,400	Steiner Leisure Ltd.*	694,086

	Diversified Financial Services: 1.3%
51,591	Encore Capital Group, Inc.*	1,221,159

	Electric Services: 0.1%
8,000	Ormat Technologies, Inc.	135,680

	Electronic Equipment & Instruments: 2.7%
19,300	Cognex Corp.	617,600
8,900	Itron, Inc.*	354,398
22,867	National Instruments Corp.	581,508
23,000	OSI Systems, Inc.*	894,700
		2,448,206
	Energy Equipment & Services: 7.5%
6,000	CARBO Ceramics, Inc.	960,900
13,800	Core Laboratories NV	1,539,804
12,400	Dril-Quip, Inc.*	802,280
69,008	Key Energy Services, Inc.*	993,025
12,860	Oceaneering International, Inc.	548,993
11,700	Oil States International, Inc.*	773,136
95,600	Pioneer Drilling Co.*	1,208,384
		6,826,522
	Food & Staples Retailing: 1.9%
15,700	The Fresh Market, Inc.*	606,177
27,840	United Natural Foods, Inc.*	1,132,253
		1,738,430
	Food Products: 2.3%
10,000	Balchem Corp.	413,000
10,500	Diamond Foods, Inc.	828,030
15,300	TreeHouse Foods, Inc.*	838,134
		2,079,164
	Health Care Equipment & Supplies: 5.2%
12,860	Gen-Probe, Inc.*	771,214
22,500	Neogen Corp.*	781,200
38,080	NuVasive, Inc.*	922,679
18,100	Thoratec Corp.*	620,106
32,000	Volcano Corp.*	958,400
15,700	ZOLL Medical Corp.*	701,476
		4,755,075
	Health Care Providers & Services: 5.4%
31,400	Bio-Reference Laboratories, Inc.*	635,536
50,400	HMS Holdings Corp.*	1,321,992
27,200	ICON PLC - ADR*	579,632
25,460	IPC The Hospitalist Company, Inc.*	1,020,946
34,500	PSS World Medical, Inc.*	813,510
28,555	VCA Antech, Inc.*	528,553
		4,900,169
	Health Care Technology: 3.0%
20,702	athenahealth, Inc.*	1,200,716
46,821	Medidata Solutions, Inc.*	772,546
14,400	SXC Health Solutions Corp.*	787,536
		2,760,798

	Hotels, Restaurants & Leisure: 3.0%
10,796	BJ's Restaurants, Inc.*	498,451
19,500	Buffalo Wild Wings, Inc.*	1,201,785
9,300	Panera Bread Co. - Class A*	1,070,895
		2,771,131
	Household Durables: 1.0%
15,200	Tempur-Pedic International, Inc.*	885,248

	Insurance: 0.9%
11,400	ProAssurance Corp.*	827,184

	Internet & Catalog Retail: 2.1%
22,000	Shutterfly, Inc.*	1,180,520
25,726	VistaPrint Ltd.*	757,116
		1,937,636
	Internet Software & Services: 3.5%
37,218	comScore, Inc.*	593,627
133,600	Limelight Networks, Inc.*	335,336
11,600	Mercadolibre, Inc.	781,608
46,470	Vocus, Inc.*	1,000,499
151,600	Zix Corp.*	515,440
		3,226,510
	IT Services: 0.6%
38,300	Echo Global Logistics, Inc.*	536,200

	Life Sciences Tools & Services: 1.8%
94,100	eResearchTechnology, Inc.*	490,261
34,500	Parexel International Corp.*	703,110
6,900	Techne Corp.	500,043
		1,693,414
	Machinery: 2.2%
10,200	Lindsay Corp.	634,440
36,700	Titan International, Inc.	789,050
5,900	Valmont Industries, Inc.	545,927
		1,969,417
	Media: 3.0%
38,456	IMAX Corp.*	674,134
160,000	Lions Gate Entertainment Corp.*	1,113,600
68,300	National CineMedia, Inc.	967,811
		2,755,545
	Metals & Mining: 0.3%
4,400	Molycorp, Inc.*	248,688

	Oil, Gas & Consumable Fuels: 3.3%
29,500	Carrizo Oil & Gas, Inc.*	885,590
15,800	Complete Production Services, Inc.*	459,148
16,700	GeoResources, Inc.*	389,110
10,500	Rosetta Resources, Inc.*	482,475
49,800	Tesco Corp.*	831,660
		3,047,983

	Pharmaceuticals: 1.1%
79,700	Akorn, Inc.*	640,788
12,200	Salix Pharmaceuticals Ltd.*	371,490
		1,012,278
	Professional Services: 2.5%
26,800	Acacia Research Corp.*	1,171,160
15,300	Corporate Executive Board Co.	503,676
25,300	Insperity, Inc.	629,970
		2,304,806
	Road & Rail: 0.6%
37,300	Knight Transportation, Inc.	565,095

	Semiconductors & Semiconductor Equipment: 6.7%
19,648	CEVA, Inc.*	522,637
21,800	Cymer, Inc.*	882,028
81,200	GT Advanced Technologies, Inc.*	991,452
13,300	Hittite Microwave Corp.*	722,456
20,200	Intersil Corp.	226,846
27,509	Mellanox Technologies Ltd.*	810,140
42,130	Microsemi Corp.*	654,279
23,900	NetLogic Microsystems, Inc.*	717,478
19,800	Power Integrations, Inc.	636,372
		6,163,688
	Software: 8.1%
17,600	Ansys, Inc.*	950,048
57,648	Aspen Technology, Inc.*	967,910
10,600	Concur Technologies, Inc.*	443,292
24,900	Fortinet, Inc.*	476,337
17,300	MICROS Systems, Inc.*	824,518
19,400	Nuance Communications, Inc.*	360,064
44,800	PROS Holdings, Inc.*	710,528
11,400	Quality Systems, Inc.	1,049,028
20,500	Rightnow Technologies, Inc.*	672,195
35,100	Sourcefire, Inc.*	969,462
		7,423,382
	Specialty Retail: 3.9%
22,518	Aarons, Inc.	599,880
59,100	Pep Boys - Manny, Moe & Jack	583,908
25,800	rue21, Inc.*	646,548
21,100	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,246,588
28,529	Zumiez, Inc.*	527,501
		3,604,425
	Textiles, Apparel & Luxury Goods: 0.9%
28,809	CROCS, Inc.*	788,214

	Trading Companies & Distributors: 0.8%
12,045	MSC Industrial Direct Co., Inc. - Class A	742,815

	TOTAL COMMON STOCKS
	(Cost $71,651,760)	88,711,970

	SHORT-TERM INVESTMENT: 3.3%
	Money Market Fund: 3.3%
2,997,815	Invesco Liquid Assets Portfolio - Institutional Class, 0.06%1	2,997,815

	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,997,815)	2,997,815

	TOTAL INVESTMENTS IN SECURITIES: 100.2%
	(Cost $74,649,575)	91,709,785
	Liabilities in Excess of Other Assets: (0.2)%	(157,551)
	TOTAL NET ASSETS: 100.0%	$91,552,234

*	Non-income producing security.
ADR	American Depository Receipt
1	7-day yield at August 31, 2011.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows+:

Cost of investments	$76,006,300
Gross unrealized appreciation	21,005,715
Gross unrealized depreciation	(5,302,230)
Net unrealized appreciation	$15,703,485

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Stephens Small Cap Growth Fund
Summary of Fair Value Exposure at August 31, 2011 (Unaudited)

Stephens Small Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stocks^	$88,711,970	$-	$-	$88,711,970
Short-Term Investment	2,997,815	-	-	2,997,815
Total Investments in Securities	$91,709,785	$-	$-	$91,709,785
^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)   /s/Eric W. Felkeis
                                             Eric W. Falkeis, President

Date October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Eric W. Falkeis
                                              Eric W. Falkeis, President

Date October 24, 2011

By (Signature and Title)*  /s/Patrick J. Rudnick
                                              Patrick J. Rudnick, Treasurer

Date October 24, 2011

* Print the name and title of each signing officer under his or her signature.